LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 7, 2018 TO THE

STATUTORY PROSPECTUSES OF THE FUNDS

LISTED IN SCHEDULE A

Effective June 7, 2018, the following sentence is added to each Fund’s Statutory Prospectus in the section titled “More on the fund’s investment strategies, investments and risks – Selection process”:

The portfolio managers utilize the subadviser’s fundamental research analysts who integrate industry and company-specific ESG (environmental, social and governance) analysis and engage with company management regarding the extent to which they promote best practices on ESG issues.

SCHEDULE A

Fund	Date of Statutory Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Aggressive Growth Portfolio	May 1, 2018
ClearBridge Variable Appreciation Portfolio	May 1, 2018
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2018
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2018
ClearBridge Variable Large Cap Value Portfolio	May 1, 2018
ClearBridge Variable Mid Cap Portfolio	May 1, 2018
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2018

Please retain this supplement for future reference.

CBAX457662